Equity (Details) - Schedule of employee option activity $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Schedule of employee option activity [Abstract]
Number of options, Outstanding beginning	24,250
Weighted average exercise price, Outstanding beginning (in Dollars per share) | $ / shares	$ 3.45
Weighted average remaining contractual term (in years), Outstanding beginning	1 year 2 months 26 days
Aggregate intrinsic value, Outstanding beginning (in Dollars) | $	$ 380
Number of options, Granted	80,000
Weighted average exercise price, Granted (in Dollars per share) | $ / shares
Number of options, Exercised	(38,000)
Weighted average exercise price, Exercised (in Dollars per share) | $ / shares	$ 1.12
Number of options, Forfeited
Number of options, Outstanding ending	66,250
Weighted average exercise price, Outstanding ending (in Dollars per share) | $ / shares	$ 0.45
Weighted average remaining contractual term (in years), Outstanding ending	7 years 11 months 15 days
Aggregate intrinsic value, Outstanding ending (in Dollars) | $	$ 1,360
Number of options, Exercisable	26,250
Weighted average exercise price, Exercisable (in Dollars per share) | $ / shares	$ 1.03
Weighted average remaining contractual term (in years),Exercisable	6 years 11 months 12 days
Aggregate intrinsic value, Exercisable (in Dollars) | $	$ 522